UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Premium Dividend Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsPremium Dividend Fund

As of 1-31-15 (unaudited)
	Shares	Value
Preferred securities 103.6% (69.6% of Total investments)		$807,156,412
(Cost $763,092,163)
Consumer staples 2.6%		20,631,000
Food and staples retailing 2.6%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	224,250	20,631,000
Financials 57.1%		444,928,007
Banks 31.3%
Bank of America Corp., 6.375% (Z)	980,000	24,843,000
Bank of America Corp., 6.625% (Z)	360,000	9,554,400
Bank of America Corp., Depositary Shares, Series D, 6.204%	630,000	16,002,000
Barclays Bank PLC, Series 3, 7.100% (Z)	192,500	5,030,025
Barclays Bank PLC, Series 5, 8.125% (Z)	310,000	8,153,000
BB&T Corp., 5.625% (Z)	763,900	19,464,171
BB&T Corp. (Callable 11-1-17), 5.200%	105,000	2,541,000
BB&T Corp. (Callable 6-1-18), 5.200%	235,000	5,682,300
Citigroup, Inc., Depositary Shares, Series AA, 8.125% (Z)	338,830	9,622,772
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	454,000	11,613,320
HSBC USA, Inc., 2.858%	313,000	15,721,990
JPMorgan Chase & Company, 5.450% (Z)	522,000	12,789,000
JPMorgan Chase & Company, 5.500% (Z)	230,000	5,660,300
JPMorgan Chase & Company, 6.300%	245,000	6,328,350
JPMorgan Chase & Company, 6.700%	35,000	932,750
Santander Holdings USA, Inc., Series C, 7.300%	500,000	13,055,000
The PNC Financial Services Group, Inc., 5.375%	175,000	4,376,750
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (Z)	311,600	8,702,988
U.S. Bancorp, 5.150% (Z)	545,000	13,488,750
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	160,000	4,345,600
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	351,000	10,382,580
Wells Fargo & Company, 6.000%	205,000	5,344,350
Wells Fargo & Company, 8.000% (Z)	1,017,000	29,838,780
Capital markets 15.0%
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	287,000	7,705,950
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	662,000	18,536,000
Morgan Stanley, 6.625% (Z)	469,865	12,230,586
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	150,000	3,886,500
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (Z)	300,000	8,385,000
State Street Corp., 5.250% (Z)	1,025,000	24,948,500
State Street Corp., 6.000%	80,000	2,058,400
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	660,750
The Bank of New York Mellon Corp., 5.200% (Z)	432,000	10,519,200
The Goldman Sachs Group, Inc., 5.950% (Z)	860,000	21,706,400
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	250,000	6,345,000
Consumer finance 2.8%
SLM Corp., Series A, 6.970%	445,500	22,003,245
Insurance 6.4%
Aegon NV, 6.500%	75,000	1,929,000
MetLife, Inc., Series B, 6.500% (Z)	1,410,000	36,786,900
Principal Financial Group, Inc., Series B (6.518% to 6-30-35, then higher of 10 year CMT, 30 year CMT or 3 month LIBOR + 2.100%)	55,000	1,406,350
Prudential Financial, Inc., 5.750%	50,000	1,281,500
Prudential PLC, 6.750% (Z)	175,000	4,620,000

2SEE NOTES TO FUND'S INVESTMENTS

Premium Dividend Fund

	Shares	Value
Financials (continued)
Insurance (continued)
W.R. Berkley Corp., 5.625%	170,000	$4,210,900
Real estate investment trusts 1.6%
Senior Housing Properties Trust, 5.625% (Z)	425,000	10,625,000
Ventas Realty LP, 5.450%	63,000	1,609,650
Industrials 0.4%		3,458,700
Machinery 0.4%
Stanley Black & Decker, Inc., 5.750%	135,000	3,458,700
Telecommunication services 6.5%		50,348,190
Diversified telecommunication services 4.1%
Qwest Corp., 6.125%	107,500	2,635,900
Qwest Corp., 7.375% (Z)	1,021,000	27,270,910
Verizon Communications, Inc., 5.900%	73,000	1,942,530
Wireless telecommunication services 2.4%
Telephone & Data Systems, Inc., 5.875%	100,000	2,354,000
Telephone & Data Systems, Inc., 6.625% (Z)	285,000	7,187,700
Telephone & Data Systems, Inc., 6.875% (Z)	170,000	4,304,400
United States Cellular Corp., 6.950% (Z)	185,000	4,652,750
Utilities 37.0%		287,790,515
Electric utilities 30.5%
Alabama Power Company, 5.200% (Z)	1,175,000	30,127,000
Duke Energy Corp., 5.125% (Z)	180,000	4,471,200
Duquesne Light Company, 6.500%	519,900	26,449,913
Entergy Arkansas, Inc., 6.450%	650,000	16,331,250
Entergy Mississippi, Inc., 6.250%	667,000	16,633,313
Gulf Power Company, 5.600%	51,250	5,113,725
HECO Capital Trust III, 6.500%	181,000	4,602,830
Interstate Power & Light Company, 5.100%	1,440,000	36,792,000
NextEra Energy Capital Holdings, Inc., 5.125% (Z)	175,000	4,256,000
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	320,000	8,272,000
NSTAR Electric Company, 4.250% (Z)	13,347	1,301,333
NSTAR Electric Company, 4.780%	100,000	9,610,000
PPL Capital Funding, Inc., 5.900%	1,450,320	36,983,160
SCE Trust I, 5.625%	252,000	6,390,720
SCE Trust II, 5.100%	1,188,500	28,488,345
Union Electric Company, 3.700%	12,262	1,174,470
Multi-utilities 6.5%
Baltimore Gas & Electric Company, Series 1993, 6.700%	20,250	2,039,556
Baltimore Gas & Electric Company, Series 1995, 6.990%	134,000	13,550,750
BGE Capital Trust II, 6.200% (Z)	690,000	17,443,200
DTE Energy Company, 5.250%	235,000	5,933,750
DTE Energy Company, 6.500% (Z)	180,000	4,849,200
Integrys Energy Group, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	255,000	6,976,800
Common stocks 45.2% (30.3% of Total investments)		$352,239,166
(Cost $222,278,378)
Energy 5.5%		43,042,550
Oil, gas and consumable fuels 5.5%
Chevron Corp. (Z)	80,000	8,202,400
ConocoPhillips (Z)	185,000	11,651,300
Kinder Morgan, Inc.	25,000	1,026,250

SEE NOTES TO FUND'S INVESTMENTS3

Premium Dividend Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Royal Dutch Shell PLC, ADR, Class A	60,000	$3,687,000
Spectra Energy Corp. (Z)	552,500	18,475,600
Materials 0.3%		2,101,250
Metals and mining 0.3%
Freeport-McMoRan, Inc.	125,000	2,101,250
Telecommunication services 3.5%		27,374,800
Diversified telecommunication services 3.5%
AT&T, Inc. (Z)	415,000	13,661,800
Verizon Communications, Inc.	300,000	13,713,000
Utilities 35.9%		279,720,566
Electric utilities 15.6%
American Electric Power Company, Inc. (Z)	200,000	12,562,000
Duke Energy Corp. (Z)	275,000	23,963,500
Northeast Utilities	550,000	30,569,000
OGE Energy Corp.	330,000	11,609,400
Pinnacle West Capital Corp.	50,000	3,509,000
PPL Corp.	240,000	8,520,000
The Southern Company (Z)	75,000	3,804,000
UIL Holdings Corp. (Z)	300,000	13,800,000
Xcel Energy, Inc. (Z)	347,000	13,022,910
Gas utilities 1.7%
AGL Resources, Inc. (Z)	110,550	6,232,809
Atmos Energy Corp. (Z)	100,000	5,691,000
ONE Gas, Inc.	34,639	1,530,697
Multi-utilities 18.6%
Alliant Energy Corp. (Z)	400,000	27,444,000
Black Hills Corp. (Z)	190,000	9,530,400
Dominion Resources, Inc. (Z)	195,000	14,993,550
DTE Energy Company (Z)	250,000	22,415,000
Integrys Energy Group, Inc. (Z)	160,000	12,976,000
National Grid PLC, ADR	210,000	14,771,400
NiSource, Inc.	440,000	19,034,400
Public Service Enterprise Group, Inc.	40,000	1,707,200
TECO Energy, Inc.	550,000	11,731,500
Vectren Corp. (Z)	215,000	10,302,800
	Par value	Value
Short-term investments 0.1% (0.1% of Total investments)		$668,000
(Cost $668,000)
Repurchase agreement 0.1%		668,000
Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $668,000 on 2-2-15, collateralized by $635,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $685,038, including interest)	668,000	668,000
Total investments (Cost $986,038,541)† 148.9%		$1,160,063,578
Other assets and liabilities, net (48.9%)		($381,209,823)
Total net assets 100.0%		$778,853,755

4SEE NOTES TO FUND'S INVESTMENTS

Premium Dividend Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-15 was $540,963,865.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $988,142,266. Net unrealized appreciation aggregated $171,921,312, of which $177,920,270 related to appreciated investment securities and $5,998,958 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$20,631,000	—	$20,631,000	—
Financials	444,928,007	$444,928,007	—	—
Industrials	3,458,700	3,458,700	—	—
Telecommunication services	50,348,190	48,405,660	1,942,530	—
Utilities	287,790,515	196,887,538	90,902,977	—
Common stocks
Energy	43,042,550	43,042,550	—	—
Materials	2,101,250	2,101,250	—	—
Telecommunication services	27,374,800	27,374,800	—	—
Utilities	279,720,566	279,720,566	—	—
Short-term investments	668,000	—	668,000	—
Total Investments in Securities	$1,160,063,578	$1,045,919,071	$114,144,507	—
Other Financial Instruments:
Futures	($4,100,467)	($4,100,467)	—	—
Interest rate swaps	($1,782,198)	—	($1,782,198)	—

Securities with market value of approximately $26,972,412 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2015, the fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at January 31, 2015.

6

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Mar 2015	($108,452,033)	($112,552,500)	($4,100,467)
						($4,100,467)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2015, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2015.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$82,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($1,660,326)
Morgan Stanley Capital Services	82,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	(121,872)
	$164,000,000				($1,782,198)

(a) At 1-31-15, the 3-month LIBOR rate was 0.2531%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	P2Q1	01/15
This report is for the information of the shareholders of John Hancock Premium Dividend Fund.		3/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:

/s/ Andrew G. Arnott

___________________________

Andrew G. Arnott

President

Date:    March 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

___________________________

Andrew G. Arnott

President

Date:    March 12, 2015

By:

/s/ Charles A. Rizzo

___________________________

Charles A. Rizzo

Chief Financial Officer

Date:    March 12, 2015